EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - Common equity - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Shares Outstanding (in shares)	958,773,120.00000	958,168,417	961,290,839
Unexercised options and other share-based plans (in shares)	47,474,284	43,798,733
Total diluted shares (in shares)	1,006,247,404	1,001,967,150
Class A shares
Disclosure of classes of share capital [line items]
Shares Outstanding (in shares)	958,688,000	958,083,297
Class B shares
Disclosure of classes of share capital [line items]
Shares Outstanding (in shares)	85,120	85,120
Long-Term Compensation Arrangements | Class A shares
Disclosure of classes of share capital [line items]
Shares Outstanding (in shares)	30,569,215	27,846,452